Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
RMB to US [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange	US$1=RMB7.2567		US$1=RMB7.0176
Foreign currency exchange rate	US$1=RMB7.2308	US$1=RMB7.2064
JPY to US [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange	US$1=JPY149.9000		US$1=JPY143.2500
Foreign currency exchange rate	US$1=JPY152.3937	US$1=JPY148.1735
HKD to US [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange	US$1=HKD7.7799		US$1=HKD7.7693
Foreign currency exchange rate	US$1=HKD7.7771	US$1=HKD7.8172